UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2020

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2020

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
MFS New Discovery Value Class R6	9.3	Vanguard Tax-Managed Small Cap Adm Class	8.8	Virtus KAR Small-Cap Growth Class I	14.0
Vanguard Small Cap Value Index Adm Class	7.8	PIMCO StocksPLUS Small Class I	8.6	Alger Small Cap Focus Class I	8.8
		Wasatch Small Cap Value Class I	8.2	T. Rowe Price New Horizons	7.5
		AMG River Road Small-Mid Cap Value Class I	5.7	Federated Hermes Kaufmann Small Cap Class R6	6.1
		Nationwide WCM Focused Small Cap Class I	4.3	Baron Discovery Retail	4.4
		Calvert Small Cap Class I	4.1

Short-Term Securities and Other Assets – 2.4%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
19%	26%	55%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2020

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2020
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-2.95%	3.47%	8.43%
Russell 2000 Index	-6.63%	4.29%	10.50%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2020 (Unaudited)

Mutual Funds (97.6%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 947,822
MFS New Discovery Value Class R6	47,304	629,146
Alger Small Cap Focus Class I	23,321	595,844
Vanguard Tax-Managed Small Cap Adm Class	10,713	593,724
PIMCO StocksPLUS Small Class I	70,038	577,810
Watash Small Cap Value Class I	82,388	555,294
Vanguard Small Cap Value Index Adm Class	11,358	521,657
T. Rowe Price New Horizons	7,098	508,234
Federated Hermes Kaufmann Small Cap Class R6	8,704	414,812
AMG River Road Small-Mid Cap Value Class I	56,856	382,069
Baron Discovery Retail	12,618	299,418
Nationwide WCM Focused Small Cap Class I	13,806	288,271
Calvert Small Cap Class I	11,067	276,782

Total Mutual Funds (Cost $ 5,710,000)		6,590,883

Short-Term Securities (0.6%)

Fidelity Institutional Money Market		41,769

Total Short-Term Securities (Cost $ 41,769)		41,769

Total Investments in Securities (Cost $ 5,751,769) (98.2%)		6,632,652

Net Other Assets and Liabilities (1.8%)		119,323

Net Assets (100%)		$ 6,751,975

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,751,769)	$ 6,632,652
Cash	126,637
Dividends and interest receivable	2

Total Assets	6,759,291

Liabilities

Total Liabilities	7,316

Net Assets	$ 6,751,975

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,002,021)	$ 5,926,335
Distributable earnings (note 4)	825,640

Net Assets	$ 6,751,975

Net asset value per share	$ 6.74

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2020 (Unaudited)

Investment income
Dividend income from underlying funds	$ 7,827
Interest income from underlying funds	10,982
Dividend income from money market	599
Total income	19,408

Expenses
Investment advisory fees	31,964
Administrative service fees	7,991
Total expenses	39,955

Net operating loss	(20,547)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	-
Net realized loss from investments	(55,243)
Net change in unrealized depreciation on investments	(517,061)
Net realized and unrealized loss on investments	(572,304)

Net decrease in net assets resulting from operations	$ (592,851)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2020 (Unaudited) and

For The Year Ended December 31, 2019

2020	2019
Increase in net assets from operations
Net operating loss	$ (20,547)	$ (13,299)
Capital gain distributions from underlying funds	-	165,790
Net realized gain/(loss) from investments	(55,243)	85,864
Net change in unrealized appreciation/(depreciation) on investments	(517,061)	1,153,912
Net increase/(decrease) in net assets resulting from operations	(592,851)	1,392,267

Distributions to shareholders:	(238,355)	(433,374)

Capital share transactions (note 5)	259	439,310
Total increase/(decrease)	(830,947)	1,398,203

Net assets at beginning of period	7,582,922	6,184,719
Net assets at end of period	$ 6,751,975	$ 7,582,922

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2020

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Columbia Dividend Income Class I2	5.4	Vanguard Tax-Managed Capital App Adm Class	7.5	Akre Focus Class I	8.8
Hillman Value No-Load	4.8	T. Rowe Price Dividend Growth	7.1	Shelton Nasdaq-100 Index Direct	7.0
		DoubleLine Shiller Enhanced CAPE Class I	5.7	Loomis Sayles Growth Class Y	6.0
		Vanguard Dividend Growth Inv Class	5.3	T. Rowe Price Global Technology	5.8
		Primecap Odyssey Stock	4.8	Principal Blue Chip Class I	5.5
				T. Rowe Price Blue Chip Growth	5.3
				Fidelity Select Medical Tech & Devices	5.0

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Nuance Mid Cap Value Class I	2.9	No investments in this category		Primecap Odyssey Aggressive Growth	6.9

Short-Term Securities and Other Assets – 6.2%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
21%	32%	47%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2020

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

40,000
36,000
32,000
28,000
24,000
20,000
16,000
12,000
8,000
4,000
0
DOLLARS
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
6/30/2019
6/30/2020
Russell 1000 Index
$36,975
MH Elite
Fund of Funds
$26,319
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2020
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	6.81%	7.25%	10.16%
Russell 1000 Index	7.48%	10.48%	13.97%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2020 (Unaudited)

Mutual Funds (93.8%)	Shares	Value

Akre Focus Class I	23,725	$ 1,169,896
Vanguard Tax-Managed Capital App Adm Class	6,216	995,305
T. Rowe Price Dividend Growth	18,970	947,570
Shelton Nasdaq-100 Index Direct	39,886	927,758
Primecap Odyssey Aggressive Growth	20,344	912,421
Loomis Sayles Growth Class Y	39,936	803,914
T. Rowe Price Global Technology	37,538	769,144
DoubleLine Shiller Enhanced CAPE Class I	52,420	764,276
Principal Blue Chip Class I	24,797	734,004
Columbia Dividend Income Class I2	31,956	717,100
T. Rowe Price Blue Chip Growth	5,151	710,941
Vanguard Dividend Growth Inv Class	24,679	699,413
Fidelity Select Medical Tech & Devices	10,761	665,168
Hillman Value No Load	25,170	638,560
Primecap Odyssey Stock	21,213	634,493
Nuance Mid Cap Value Class I	31,703	388,043

Total Mutual Funds (Cost $ 9,150,000)		12,478,006

Short-Term Securities (6.0%)

Fidelity Institutional Money Market		799,027

Total Short-Term Securities (Cost $ 799,027)		799,027

Total Investments in Securities (Cost $ 9,949,027) (99.8%)		13,277,033

Net Other Assets and Liabilities (0.2%)		25,184

Net Assets (100%)		$ 13,302,217

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets

Investments in securities at value (Cost $ 9,949,027)	$ 13,277,033
Cash	37,162
Dividends and interest receivables	2,463

Total Assets	13,316,658

Liabilities

Total Liabilities	14,441

Net Assets	$ 13,302,217

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,881,629)	$ 10,112,376
Distributable earnings (note 4)	3,189,841

Net Assets	$ 13,302,217

Net asset value per share	$ 7.07

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2020 (Unaudited)

Investment income
Dividend income from underlying funds	$ 41,989
Dividend income from money market	1,979
Total income	43,968

Expenses
Investment advisory fees	63,543
Administrative service fees	15,886
Total expenses	79,429

Net operating loss	(35,461)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	14,803
Net realized loss from investments	(152,968)
Net change in unrealized depreciation on investments	(663)
Net realized and unrealized loss on investments	(138,828)

Net decrease in net assets resulting from operations	$ (174,289)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2020 (Unaudited) and

For The Year Ended December 31, 2019

	2020	2019
Increase in net assets from operations
Net operating loss	$ (35,461)	$ (22,539)
Capital gain distributions from underlying funds	14,803	411,712
Net realized gain/(loss) from investments	(152,968)	174,422
Net change in unrealized appreciation/(depreciation) on investments	(663)	2,305,539
Net increase/(decrease) in net assets resulting from operations	(174,289)	2,869,134

Distributions to shareholders:	(563,595)	(422,431)

Capital share transactions (note 5)	(93,243)	(12,827)
Total increase/(decrease)	(831,127)	2,433,876

Net assets at beginning of period	14,133,344	11,699,468
Net assets at end of period	$ 13,302,217	$ 14,133,344

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2020

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
Vanguard International Growth Adm Class	8.7	Artisan Developing World Inv Class	7.3	AllianzGl Water Class I	4.1
MFS International Intrinsic Value Class I	8.2	Invesco Oppenheimer Developing Markets Class Y	4.7	Vanguard Materials Index Adm Class	3.7
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.4	T. Rowe Price Emerging Markets Stock	4.4
Artisan International Small Mid Inv Class	4.7	Virtus Kar Emerging Markets Small Cap Class I	4.2
Brown Capital Management International Small Co Inv Class	5.0
Fidelty International Capital Appreciation	4.0
Invesco Oppenheimer International Small-Mid Co Class Y	3.6
Tweedy Browne Global Value	3.4

Real Estate	%	World Stock	%	Japan Stock	%
MFS Global Real Estate Class R6	4.0	Vanguard Global Minimum Volatility Adm Class	4.8	Hennessy Japan Small Cap Inv Class	4.6
Cohen & Steers Real Estate Securities Class I	3.8	Lazard Global Listed Infrastructure Class I	4.4

Short-Term Securities and Other Assets – 6.0%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2020

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2010 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2020
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	3.61%	2.69%	4.31%
MSCI ACWI ex USA IMI	-4.33%	2.77%	5.58%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2020 (Unaudited)

Mutual Funds (94.0%)	Shares	Value

Vanguard International Growth Adm Class	4,370	$ 504,793
MFS International Intrinsic Value Class I	9,960	480,155
Artisan Developing World Inv Class	21,871	422,990
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	372,735
Brown Capital Management International Small Co Class I	14,961	289,797
Vanguard Global Minimum Volatility Adm Class	10,913	279,376
Artisan International Small Mid Inv Class	18,090	276,954
Invesco Oppenheimer Developing Markets Class Y	6,522	271,307
Hennessy Japan Small Cap Inv Class	18,540	271,058
T. Rowe Price Emerging Markets Stock	6,104	258,301
Lazard Global Listed Infrastructure Class I	17,902	254,027
Virtus KAR Emerging Markets Small Cap Class I	18,131	246,757
AllianzGI Water Class I	15,139	237,987
MFS Global Real Estate Class R6	15,277	234,811
Fidelity International Capital Appreciation	10,204	231,020
Cohen & Steers Real Estate Securities Class I	15,168	221,308
Vanguard Materials Index Adm Class	3,535	217,352
Invesco Oppenheimer International Small-Mid Co Class Y	4,500	210,870
Tweedy Browne Global Value	8,102	195,994

Total Mutual Funds (Cost $ 4,756,858)		5,477,592

Short-Term Securities (3.8%)

Fidelity Institutional Money Market		220,677

Total Short-term Securities (Cost $ 220,677)		220,677

Total Investments in Securities (Cost $ 4,977,535) (97.8%)		5,698,269

Net Other Assets and Liabilities (2.2%)		131,589

Net Assets (100%)		$ 5,829,858

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,977,535)	$ 5,698,269
Cash	130,678
Dividends and interest receivables	7,218

Total Assets	5,836,165

Liabilities
Total Liabilities	6,307

Net Assets	$ 5,829,858

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,040,361)	$ 5,103,436
Distributable earnings (note 4)	726,422

Net Assets	$ 5,829,858

Net asset value per share	$ 5.60

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2020 (Unaudited)

Investment income
Dividend income from underlying funds	$ 18,137
Dividend income from money market	677
Total income	18,814

Expenses
Investment advisory fees	27,106
Administrative service fees	6,777
Total expenses	33,883

Net operating loss	(15,069)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	5,688
Net change in unrealized depreciation on investments	(164,602)
Net realized and unrealized loss on investments	(158,914)

Net decrease in net assets resulting from operations	$ (173,983)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2020 (Unaudited) and

For The Year Ended December 31, 2019

	2020	2019
Increase in net assets from operations
Net operating income/(loss)	$ (15,069)	$ 58,384
Capital gain distributions from underlying funds	5,688	78,559
Net realized gain from investments	-	180,168
Net change in unrealized appreciation/(depreciation) on investments	(164,602)	688,843
Net increase/(decrease) in net assets resulting from operations	(173,983)	1,005,954

Distributions to shareholders	(317,111)	(103,858)

Capital share transactions (note 5)	410,754	(75,139)
Total increase/(decrease)	(80,340)	826,957

Net assets at beginning of period	5,910,198	5,083,241
Net assets at end of period	$ 5,829,858	$ 5,910,198

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2020

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	3.9	Payden Corporate Bond	5.1	Lord Abbett Bond Debenture Class R6	3.2
Virtus Newfleet Multi-Sector Short Term Bond Class I	3.2	PIMCO Investment Grade Credit Bond Class I	5.0	PIMCO Diversified Income Class I	3.2
		Western Asset Core Plus Bond Class Fl	3.3	AlphaCentric Income Opportunities Class I	2.9
		Baird Core Plus Bond Class I	3.3
		Guggenheim Total Return Bond Class P	2.9

Emerging Markets Bond	%	World Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	3.4	T Rowe Price Global Multi-Sector Bond Inv Class	3.6	Fidelity Capital and Income	3.8
Goldman Sachs Emerging Markets Debt Inv Class	3.0	PIMCO International Bond (USD – Hedged) Class I	3.2	Artisan High Income Advisor	3.1
		Janus Henderson Developed World Bond Class T	2.7

Bank Loan	%	Preferred Stock	%	Utilities	%
Catalyst Floating Rate Income Class I	2.6			Vanguard Utilities Index Adm Class	4.4
Credit Suisse Floating Rate High Income Class I	2.4

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Adm Class	4.1	Nuveen NWQ Flexible Income Class I	3.9	Columbia Convertible Securities Class I3	5.5
Fidelity Strategic Dividend and Income	4.1

Short-Term Securities and Other Assets – 14.2%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2020

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
6/30/2019
6/30/2020
Barclays Capital Aggregate Bond Index $13,599
MH Elite Income Fund of Funds $12,522
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2020
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	0.05%	2.62%	2.56%
Barclays Capital Aggregate Bond Index	8.74%	4.30%	3.52%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2020 (Unaudited)

Mutual Funds (85.8%)	Shares	Value

Columbia Convertible Securities Class I3	17,367	$ 412,644
Payden Corporate Bond	32,083	383,392
PIMCO Investment Grade Credit Bond Class I	34,515	377,590
Vanguard Utilities Index Adm Class	5,326	330,685
Vanguard High Dividend Yield Index Adm Class	12,821	304,747
Fidelity Strategic Dividend & Income	21,036	303,338
Nuveen NWQ Flexible Income Class I	13,941	289,418
Frost Total Return Bond Inv Class	28,760	287,027
Fidelity Capital and Income	30,155	284,967
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	272,939
Vanguard Emerging Markets Bond Adm Class	9,570	254,464
Western Asset Core Plus Bond Class FI	20,273	249,157
Baird Core Plus Bond Class I	20,326	245,336
PIMCO Diversifiend Income Class I	22,432	243,159
PIMCO International Bond (USD Hedged) Class I	22,376	241,665
Virtus New Fleet Multi-Sector Short Term Bond Class I	51,594	240,944
Lord Abbett Bond Debenture Class R6	31,196	239,584
Artisan High Income Advisor	25,432	232,960
Goldman Sachs Emerging Market Debt Inv Class	19,361	228,078
AlphaCentric Income Opportunities Class I	22,191	216,141
Guggenheim Total Return Bond Class P	7,386	215,214
Janus Henderson Developed World Bond Class T	20,284	201,420
Catalyst Floating Rate Income Class I	21,097	193,671
Credit Suisse Floating Rate High Income Class I	28,732	176,128

Total Mutual Funds (Cost $6,340,000)		6,424,668

Short-Term Securities (12.2%)

Fidelity Institutional Money Market		910,593

Total Short-term Securities (Cost $ 910.593)		910,593

Total Investments in Securities (Cost $ 7,250,593) (98.0%)		7,335,261

Net Other Assets and Liabilities (2.0%)		149,673

Net Assets (100%)		$ 7,484,934

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets

Investments in securities at value (Cost $ 7,250,593)	$ 7,335,261
Cash	144,961
Dividends and interest receivables	12,886

Total Assets	7,493,108

Liabilities

Total Liabilities	8,174

Net Assets	$ 7,484,934

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,467,741)	$ 7,514,284
Distributable earnings/(loss) (note 4)	(29,350)

Net Assets	$ 7,484,934

Net asset value per share	$ 5.10

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2020 (Unaudited)

Investment income
Dividend income from underlying funds	$ 37,124
Interest Income from underlying funds	75,189
Dividend income from money market	1,051
Total income	113,364

Expenses
Investment advisory fees	35,599
Administrative service fees	8,900
Total expenses	44,499

Net operating income	68,865

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	11,877
Net change in unrealized depreciation on investments	(263,121)
Net realized and unrealized loss on investments	(251,244)

Net increase in net assets resulting from operations	$ 182,379

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2020 (Unaudited) and

For The Year Ended December 31, 2019

	2020	2019
Increase in net assets from operations
Net operating income	$ 68,865	$ 167,230
Capital gain distributions from underlying funds	11,877	43,105
Net realized loss from investments	-	(50,793)
Net change in unrealized appreciation/(depreciation) on investments	(263,121)	477,295
Net increase/(decrease) in net assets resulting from operations	(182,379)	636,837

Distributions to shareholders:	(167,230)	(135,481)

Capital share transactions (note 5)	724,674	970,162
Total increase	375,065	1,471,518

Net assets at beginning of period	7,109,869	5,638351
Net assets at end of period	$ 7,484,934	$ 7,109,869

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2020 (Unaudited)	For the Years Ended December 31, 2019	2018	2017	2016	2015
PER SHARE DATA:						
Net asset value, beginning of period/year	$ 7.58	$ 6.63	$ 7.60	$ 7.15	$ 6.59	$ 7.53
Income/(Loss) from Investment Operations:						
Net Investment Loss (a) (c)	(0.02)	(0.01)	(0.03)	(0.03)	(0.03)	(0.05)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.58)	1.42	(0.75)	0.87	0.98	(0.43)
Total Income/(Loss) from Investment Operations	(0.60)	1.41	(0.78)	0.84	0.95	(0.48)
Distributions to shareholders from:						
Net investment income	-	-	-	-	-	-
Realized gains	(0.24)	(0.46)	(0.19)	(0.39)	(0.39)	(0.46)
Total Distributions	(0.84)	(0.46)	(0.19)	(0.39)	(0.39)	(0.46)
Net asset value, end of period/year	$ 6.74	$ 7.58	$ 6.63	$ 7.60	$ 7.15	$ 6.59
Total Return (b)	-8.20%	22.58%	-10.56%	12.39%	15.96%	-6.70%
Ratios and Supplemental Data:						
Net assets, end of period/year (in 000's)	$ 6,752	$ 7,583	$ 6,185	$ 6,998	$ 6,291	$ 5,606
Ratio of Expenses to Average Net Assets (c)	1.21% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	-0.62% (d)	-0.19%	-0.47%	-0.41%	-0.45%	-0.66%
Portfolio turnover rate (%)	1.68%	18.59%	61.53%	0.00%	45.41%	33.15%

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

 MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.06% to 1.50% of average net assets.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the period ended June 30, 2020 the investment advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$31,964
MH Elite Fund of Funds	$63,543
MH Elite Select Portfolio of Funds	$27,106
MH Elite Income Fund of Funds	$35,599

For the period ended June 30, 2020 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$7,991
MH Elite Fund of Funds	$15,886
MH Elite Select Portfolio of Funds	$6,777
MH Elite Income Fund of Funds	$8.900

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2020 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 250,000	$ 262,537
MH Elite Fund of Funds	$ 400,000	$ 1,077,428
MH Elite Select Portfolio of Funds	$ -	$ -
MH Elite Income Fund of Funds	$ -	$ -

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the period ended June 30, 2020

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$68,865
Undistributed capital gain/(loss)	$(55,243)	$(138,165)	$5,688	$-
Capital loss carry forwards	$-	$-	$-	$(182,883)
Unrealized appreciation	$880,883	$3,328,006	$720,734	$84,668
Total distributable earnings	$825,640	$3,189,841	$726,422	$(29,350)

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

4.      INCOME TAXES (Continued)

For the year ended December 31, 2019

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$42,817	$43,746	$65,814	$167,230
Undistributed capital gain	$195,538	$519,849	$251,297	$-
Capital loss carry forwards	$-	$-	$-	$(194,760)
Unrealized appreciation/(depreciation)	$1,397,944	$3,328,669	$885,336	$347,789
Total distributable earnings	$1,636,299	$3,892,264	$1,202,447	$320,259

At December 31, 2019, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2020 with an ex and pay date of January 9, 2020.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$42,817	$0.042938	$43,746	$0.023022
Long Term Capital Gain	$195,538	$0.196095	$519,849	$0.273587

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$65,814	$0.067969	$167,230	$0.126501
Long Term Capital Gain	$251,297	$0.259531	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

At December 31, 2018, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2019 with an ex and pay date of January 9, 2019.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$-	$-
Long Term Capital Gain	$433,374	$0.464337	$422,431	$0.223397

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$13,236	$0.013456	$135,481	$0.119291
Long Term Capital Gain	$90,622	$0.092127	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

4.      INCOME TAXES (Continued)

At December 31, 2018, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2019 with an ex and pay date of January 9, 2019.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$-	$-
Long Term Capital Gain	$433,374	$0.464337	$422,431	$0.223397

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$13,236	$0.013456	$135,481	$0.119291
Long Term Capital Gain	$90,622	$0.092127	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2019. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2019 the net investment losses for the following Funds are:

Small Cap Fund - $13,299               Fund of Funds - $22,539

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

4.      INCOME TAXES (Continued)

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2019, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ -
Long term	$-	$-	$-	$ 194,760
Total	$-	$-	$-	$ 194,760

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018) or expected to be taken in the Funds’ 2019 tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2020, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation
MH Elite Small Cap Fund of Funds	$ 1,154,446	$ 273,563	$880,883
MH Elite Fund of Funds	$ 3,472,934	$ 144,928	$3,328,006
MH Elite Select Portfolio of Funds	$ 815,800	$ 95,066	$720,734
MH Elite Income Fund of Funds	$ 276,315	$ 191,647	$84,668

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2020, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2020 (Unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	27,164	$ 174,255	60,256	$ 429,386
Shares issued in reinvestment of distributions	32,341	238,355	67,399	433,374
	59,505	412,610	127,655	862,760
Shares redeemed	(58,199)	(412,351)	(60,257)	(423,450)
Net Increase	1,306	$ 259	67,398	$ 439,310

	MH Elite Fund of Funds
	For the six months ended June 30, 2020 (Unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	34,331	$ 225,411	85,793	$ 579,428
Shares issued in reinvestment of distributions	77,630	563,595	68,800	422,431
	111,961	789,006	154,593	1,001,859
Shares redeemed	(130,462)	(882,249)	(152,113)	(1,014,686)
Net Increase/(decrease)	(18,501)	$ (93,243)	2,480	$ (12,827)

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2020 (Unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	61,428	$ 347,798	57,389	$ 325,562
Shares issued in reinvestment of distributions	54,674	317,111	19,973	103,858
	116,102	664,909	77,362	429,420
Shares redeemed	(46,311)	(254,155)	(90,831)	(504,559)
Net Increase/(decrease)	69,791	$ 410,754	(13,469)	$ (75,139)

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2020 (Unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	238,259	$1,179,049	202,642	$1,058,982
Shares issued in reinvestment of distributions	31,733	167,230	27,593	135,481
	269,992	1,346,279	230,235	1,194,463
Shares redeemed	(124,220)	(621,605)	(43,979)	(224,301)
Net Increase	145,772	$ 724,674	186,256	$ 970,162

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2020:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,632,652	$ 13,277,033	$ 5,698,269	$ 7,335,261
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 6,632,652	$ 13,277,033	$ 5,698,269	$ 7,335,261

The Funds did not hold any Level 3 investments during the year ended June 30, 2020 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2020. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

    June 30, 2020 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Port)

The Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on mhelite.com and on Form N-CSR (Semi-Annual and Annual reports), or you can have it mailed to you without charge by calling 1.800.318.7969. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2020 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period January 1, 2020 to June 30, 2020 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$918	$5.96	(b)
Actual – MH Elite Fund of Funds	$1,000	$989	$6.18	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$972	$6.13	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$971	$6.13	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.27

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.06% to 1.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2020 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 56	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 75	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 51	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 64	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 44	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2020 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 68	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 64	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2020 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 27, 2020